Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 16,483	$ 6,116
Trade receivables	506	597
Other current assets	195	132
Total current assets	17,184	6,845
Non-current assets:
Property and equipment, net	43	19
Intangible assets, net	489	280
Goodwill	4,379	4,379
Total non-current assets	4,911	4,678
Total assets	22,095	11,523
Current liabilities:
Current maturities of loan, net	250	330
Account payables	10	7
Deferred revenue	30	27
Liability to controlling shareholder, net		199
Other current liabilities	677	458
Total current liabilities	967	1,021
Non-current liabilities:
Loan, net of current maturities		170
Derivative warrants liability	50	72
Total non-current liabilities	50	242
Commitments and contingent liabilities
Shareholders’ equity:
Authorized: 222,000,000 shares at December 31, 2024 and 2023; Issued and outstanding: 15,518,794 and 13,051,343 shares at December 31, 2024 and 2023, respectively	213	179
Additional paid-in capital	55,889	41,752
Accumulated deficit	(35,024)	(31,671)
Total shareholders’ equity	21,078	10,260
Total liabilities and shareholders’ equity	$ 22,095	$ 11,523